Non-current Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2025
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Non-current Assets Held for Sale and Discontinued Operations

NOTE 22. NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS
The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.25	12.31.24
Property, Plant and Equipment
Real Estate	9,564,118	19,108,203
Total	9,564,118	19,108,203